Revenues - Additional Information (Details) $ in Millions	3 Months Ended
Dec. 29, 2018 USD ($)
Contract with Customer, Performance Obligation Satisfied in Previous Period	$ 378
Revenue, Remaining Performance Obligation, Amount	13,300
Contract with Customer, Liability, Revenue Recognized	1,600
Unsatisfied performance obligation recognized in fiscal 2019
Revenue, Remaining Performance Obligation, Amount	4,200
Unsatisfied performance obligation recognized in fiscal 2020
Revenue, Remaining Performance Obligation, Amount	3,600
Unsatisfied performance obligation recognized in fiscal 2021
Revenue, Remaining Performance Obligation, Amount	2,300
Unsatisfied performance obligation recognized thereafter
Revenue, Remaining Performance Obligation, Amount	3,300
Accounting Standards Update 2014-09
Adoption of new accounting guidance	116
Contract with Customer, Asset, Accumulated Allowance for Credit Loss	163
Customer Advances and Deposits	$ 739